Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2018
Disclosure of Cash Flow Statement [Abstract]
Supplemental Cash Flow Information

14.	SUPPLEMENTAL CASH FLOW INFORMATION
Changes in working capital and income taxes received or paid for the years ended:

	December 31,	December 31,
	2018	2017
Amounts receivable	($7.9)	$14.0
Inventory	13.9	(15.9)
Advances and prepaid expenses	(7.2)	(4.3)
Accounts payable and accrued liabilities	7.6	(12.1)
Income taxes paid	(4.2)	(1.5)
	$2.2	($19.8)

Interest received	$2.8	$2.5
Other items for the years ended:

	December 31,	December 31,
	2018	2017
Unrealized loss on non-hedging derivatives	$0.4	$0.3
Payment for reclamation activities	(0.9)	—
Reduction of obligation to renounce flow-through exploration expenditures	(0.6)	(2.3)
Loss on disposal of assets	6.1	1.9
Payment of transaction costs incurred by Richmont Mines (note 5)	—	(5.9)
Share-based payments related to Richmont Mines transaction (note 5)	—	1.3
Other non-cash items	0.5	3.3
	$5.5	($1.4)